Loss per share - Components of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net loss attributed to shareholders	$ (21,396)	$ (24,681)	$ (41,096)	$ (50,168)
Weighted average number of shares in issue, basic (in shares)	64,498,686	64,089,566	64,371,485	63,991,145
Weighted average number of shares in issue, diluted (in shares)	64,498,686	64,089,566	64,371,485	63,991,145
Basic loss per share (in dollars per share)	$ (0.33)	$ (0.39)	$ (0.64)	$ (0.78)
Diluted loss per share (in dollars per share)	$ (0.33)	$ (0.39)	$ (0.64)	$ (0.78)